CONCENTRATION AND RISK	12 Months Ended
Dec. 31, 2021
CONCENTRATION AND RISK
CONCENTRATION AND RISK

NOTE 13. CONCENTRATION AND RISK

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, and other receivables. The Company maintains certain bank accounts in the PRC, Hong Kong. As of December 31, 2021 and 2020 $3,350,477 and $2,729,517, respectively, were deposited in major financial institutions located in Mainland China, and $77,091 and $77,102, respectively, were deposited in a major financial institution located in Hong Kong Special Administration. Management believes that these financial institutions are of high credit quality and continually monitor the credit worthiness of these financial institutions.

Currency convertibility risk

Significant part of the Company’s businesses is transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. These exchange control measures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiary to transfer its net assets, to the Company through loans, advances or cash dividends.

Concentration of customers

Customer A accounts for 100% of the total revenue for the year ended December 31, 2021. Total revenue substantially comes from Customer A for the year ended December 31, 2020 with the proportion of 79%. Customer B accounts for 21% of the total revenue for the year ended December 31, 2020. 99% of total revenue comes from Customer B and no other customer accounts for more than 10% of the total revenue for the year ended December 31, 2019. In the event that the Company is not able to continue to conduct business with Customer A, and was not able to find alternative customers of equivalent of size, the Company’s future results of operations may be materially adversely affected.

Customer A accounts for 100% of the total accounts receivable as of December 31, 2021. Accounts receivable substantially comes from Customer A and Customer B as of December 31, 2020 with the proportions of 79% and 21%, respectively. No other customer accounts for more than 10% of the total accounts receivable as of December 31, 2021 and 2020.

Concentration of suppliers

The Company’s total purchase comes from one single supplier C for the year ended December 31, 2021. 83% of the total purchase comes from supplier C for the year ended December 31, 2020. Supplier D accounts for 17% of the total purchase for the year ended December 31, 2020. Supplier D accounts for 100% of the total purchase for the year ended December 31, 2019.

As of December 31, 2021 and 2020, no single supplier represents 10% or more of the Company’s total accounts payable.